Fair Value (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value [Abstract]
Recorded Amount of Assets Measured at Fair Value on a Recurring Basis
The table below presents the recorded amount of assets measured at fair value on a recurring basis. No liabilities were presented at fair value on a recurring basis at December 31, 2015 and 2014.

(in thousands) December 31, 2015	Total	Level 1	Level 2	Level 3
Government-sponsored enterprises	$4,491	$-	$4,491	$-
Mortgage-backed securities	21	-	21	-
Corporate bonds	300	-	-	300
Equities and mutual funds	529	529	-	-
Total assets at fair value	$5,341	$529	$4,512	$300

(in thousands) December 31, 2014	Total	Level 1	Level 2	Level 3
Government-sponsored enterprises	$3,497	$-	$3,497	$-
Mortgage-backed securities	26	-	26	-
Corporate bonds	255	-	-	255
Equities and mutual funds	586	586	-	-
Total assets at fair value	$4,364	$586	$3,523	$255

Changes in Level 3 Assets Measured at Fair Value on a Recurring Basis
The changes in Level 3 assets measured at fair value on a recurring basis were:

	2015	2014
(in thousands) Corporate Bonds-Available for Sale
Balance, January 1	$255	$451
Total realized gain (losses) included in income	-	-
Total unrealized gain (losses) included in other comprehensive income	45	54
Net purchases, sales, calls and maturities	-	(250)
Net transfers in/out of Level 3	-	-
Balance, December 31	$300	$255

Assets and Liabilities Recorded at Fair Value on a Nonrecurring Basis
Assets and liabilities recorded at fair value on a nonrecurring basis are included in the table below. No liabilities were presented at fair value on a nonrecurring basis at December 31, 2015 and 2014.

(in thousands) December 31, 2015	Total	Level 1	Level 2	Level 3
Impaired loans:
Commercial and industrial	$548	$-	$-	$548
Foreclosed assets	384	-	-	384
Servicing assets	340	-	-	340
Total assets at fair value	$1,272	$-	$-	$1,272

(in thousands) December 31, 2014	Total	Level 1	Level 2	Level 3
Impaired loans:
Commercial and industrial	$392	$-	$-	$392
Nonfarm, nonresidential	736	-	-	736
1- 4 family residential	302	-	-	302
Foreclosed assets	281	-	-	281
Servicing assets	350	-	-	350
Total assets at fair value	$2,061	$-	$-	$2,061

Schedule of Unobservable Inputs Used in Fair Value Measurements of Assets and Liabilities Measured on Recurring and Non-Recurring Basis
For level 3 assets and liabilities measured at fair value on a recurring or non-recurring basis as of December 31, 2015 and 2014, the significant unobservable inputs used in the fair value measurements were as follows:

	Fair Value at December 31, 2015	Valuation Technique	Significant Unobservable Inputs	Significant Unobservable Input Value
Corporate bonds	$300	Third party estimate	Sales of comparable instruments	n/a
Servicing assets	$340	Management estimate	Present value of future payments/useful life	n/a
Impaired loans	$548	Management estimate	Appraisals and/or sales of comparable properties	0-10%
Foreclosed assets	$384	Management estimate	Appraisals and/or sales of comparable properties	0-10%

	Fair Value at December 31, 2014	Valuation Technique	Significant Unobservable Inputs	Significant Unobservable Input Value
Corporate bonds	$255	Third party estimate	Sales of comparable instruments	n/a
Servicing assets	$350	Management estimate	Present value of future payments/useful life	n/a
Impaired loans	$1,430	Management estimate	Appraisals and/or sales of comparable properties	0-25%
Foreclosed assets	$281	Management estimate	Appraisals and/or sales of comparable properties	n/a

Estimated Fair Values of Financial Instruments
The estimated fair values of the Company’s financial instruments are as follows (dollars in thousands):

			Fair Value Measurements
(dollars in thousands)	Carrying Amount	Fair Value	Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)

December 31, 2015
Financial Instruments - Assets
Loans	$197,905	$203,047	$-	$-	$203,046

Financial Instruments – Liabilities
Deposits	212,688	205,778	-	74,693	131,085
Federal Home Loan Bank advances	2,750	2,865	-	-	2,865

December 31, 2014
Financial Instruments - Assets
Loans	$189,549	$195,254	$-	$-	$195,254

Financial Instruments – Liabilities
Deposits	206,667	202,750	-	61,925	140,825
Federal Home Loan Bank advances	6,250	6,486	-	-	6,486